Schedule of gains and losses with hedge accounting instruments (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net Revenue		R$ 48,343,305	R$ 39,469,700	R$ 33,446,980
Cost of Sales		38,177,609	30,133,769	25,490,912
Cost of Sales		(38,177,609)	(29,998,822)
Interests on loans and borrowings		(1,681,078)	(1,545,825)
Effects on Financial Result		(1,964,858)	(1,776,123)
Other Comprehensive Income		(53,449)	995,898	661,241
Asset / (Liability)	R$ (223,949)	(223,949)	(7,706)
Other Comprehensive Income	(1,812,726)	(1,812,726)	(1,298,801)
Other Comprehensive Income	531,732	531,732	442,398
Inventories	531,732	531,732	442,398
Other Comprehensive Income		53,449	(995,898)	R$ (661,241)
Other Comprehensive Income			(401,338)
Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income	(1,327,112)	(1,327,112)	(1,008,644)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Interest rate derivatives result		(33,084)	(32,909)
Cash flow hedges [member] | Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(111,538)	182,858
Other Comprehensive Income	107,710	107,710	219,248
Other Comprehensive Income		111,538	(182,858)
Cash flow hedges [member] | Non Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(444,953)	(306,340)
Other Comprehensive Income	(444,953)	(444,953)
Other Comprehensive Income		444,953	306,340
Cash flow hedges [member] | Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		334,577	(277,856)
Other Comprehensive Income	(548,640)	(548,640)	(883,218)
Other Comprehensive Income		(334,577)	277,856
Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)	7,170	7,170	(48,499)
Not Designated [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange variation on assets and liabilities		(408,269)	(1,179,236)
Foreign exchange derivatives result		157,573	981,847
Not Designated [Member] | Not Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)	(231,119)	(231,119)	40,793
Net Investment [Member] | Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(96,555)
Other Comprehensive Income	(441,229)	(441,229)	(344,674)
Other Comprehensive Income		96,555
Net Sales [Member]
IfrsStatementLineItems [Line Items]
Net Revenue		48,327,703	40,841,803
Derivatives Result [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue		15,602	(1,372,103)
Derivatives Result [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales		(318,821)	(182,662)
Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales		(37,858,788)	(29,816,160)
Foreign Exchange One [Member]
IfrsStatementLineItems [Line Items]
Net Revenue		48,343,305	39,469,700
Effects on Financial Result		(250,696)	(197,389)
Other Comprehensive Income	(250,909)		613,089
Asset / (Liability)	(241,461)	(241,461)	151,000
Other Comprehensive Income	(1,430,858)	(1,430,858)	(1,179,950)
Other Comprehensive Income	250,909		(613,089)
Foreign Exchange One [Member] | Cash flow hedges [member] | Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(43,978)	(28,893)
Other Comprehensive Income	3,964	3,964	47,942
Other Comprehensive Income		43,978	28,893
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(444,953)	(306,340)
Other Comprehensive Income	(444,953)	(444,953)
Other Comprehensive Income		444,953	306,340
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		334,577	(277,856)
Other Comprehensive Income	(548,640)	(548,640)	(883,218)
Other Comprehensive Income		(334,577)	277,856
Foreign Exchange One [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)	(10,342)	(10,342)	95,558
Foreign Exchange One [Member] | Not Designated [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange variation on assets and liabilities		(408,269)	(1,179,236)
Foreign exchange derivatives result		157,573	981,847
Foreign Exchange One [Member] | Not Designated [Member] | Not Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)	(231,119)	(231,119)	55,442
Foreign Exchange One [Member] | Net Investment [Member] | Non Derivative Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(96,555)
Other Comprehensive Income	(441,229)	(441,229)	(344,674)
Other Comprehensive Income		96,555
Foreign Exchange One [Member] | Net Sales [Member]
IfrsStatementLineItems [Line Items]
Net Revenue		48,327,703	40,841,803
Foreign Exchange One [Member] | Derivatives Result [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net Revenue		15,602	(1,372,103)
Commodities [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales		(38,177,609)	(29,998,822)
Other Comprehensive Income		(67,560)	(211,751)
Asset / (Liability)	47,620	47,620	(144,057)
Other Comprehensive Income	103,746	103,746	171,306
Inventories	531,732	531,732	442,398
Other Comprehensive Income		67,560	211,751
Commodities [Member] | Cash flow hedges [member] | Derivative Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Other Comprehensive Income		(67,560)	211,751
Other Comprehensive Income	103,746	103,746	171,306
Other Comprehensive Income		67,560	(211,751)
Commodities [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)	47,620	47,620	(144,057)
Commodities [Member] | Derivatives Result [Member] | Cash Flow Hedgesand Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales		(318,821)	(182,662)
Commodities [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Cost of Sales		(37,858,788)	(29,816,160)
Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Interests on loans and borrowings		(1,681,078)	(1,545,825)
Effects on Financial Result		(1,714,162)	(1,578,734)
Asset / (Liability)	(30,108)	(30,108)	(14,649)
Interest Rate [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Interest rate derivatives result		(33,084)	(32,909)
Interest Rate [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)	R$ (30,108)	R$ (30,108)
Interest Rate [Member] | Not Designated [Member] | Not Designated Derivatives [Member]
IfrsStatementLineItems [Line Items]
Asset / (Liability)			R$ (14,649)